Significant Accounting Policies - Schedule of Disaggregation of Revenue by Type of Contract (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation Of Revenue [Line Items]
Revenue	¥ 4,647,513	$ 667,573	¥ 2,561,229	¥ 873,219
Sales to Xiaomi
Disaggregation Of Revenue [Line Items]
Revenue	2,112,170		1,311,852	739,464
Sales to Xiaomi | Xiaomi-branded Products
Disaggregation Of Revenue [Line Items]
Revenue	1,859,499		1,175,332	654,950
Sales to Xiaomi | Viomi-branded Products
Disaggregation Of Revenue [Line Items]
Revenue	250,593		136,520	84,514
Sales to Xiaomi | Rendering Services
Disaggregation Of Revenue [Line Items]
Revenue	2,078
Sales to Third Party Customers
Disaggregation Of Revenue [Line Items]
Revenue	¥ 2,535,343		¥ 1,249,377	¥ 133,755